STOCKHOLDERS’ DEFICIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
SCHEDULE OF OPTION ASSUMPTION

Expected dividends	0%
Expected volatility	133.22%
Expected term	7 years
Risk free interest rate	1.46%
Expected forfeitures	0%

Expected dividends	0%
Expected volatility	125.19%
Expected term	3 years
Risk free interest rate	1.50%
Expected forfeitures	0%

Expected dividends	0%
Expected volatility	125.19%
Expected term	6 years
Risk free interest rate	1.46%
Expected forfeitures	0%

Expected dividends	0%
Expected volatility	133.22%
Expected term	7 years
Risk free interest rate	1.46%
Expected forfeitures	0%

Expected dividends	0%
Expected volatility	125.19%
Expected term	3 years
Risk free interest rate	1.50%
Expected forfeitures	0%

Expected dividends	0%
Expected volatility	125.19%
Expected term	6 years
Risk free interest rate	1.46%
Expected forfeitures	0%

SCHEDULE OF WARRANTS ACTIVITY

Warrant activity as of March 31, 2023 is summarized as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
Warrants	Number of Warrants	Exercise Price	Contractual Term (Years)	Intrinsic Value
Outstanding - December 31, 2021	48,972,279	$0.12	2.64	$1,248,452
Exercisable - December 31, 2021	48,972,279	$0.12	2.64	$1,248,452
Granted	16,785,714	$0.12	4.05	-
Exercised	(11,097,959)	$0.07	-	-
Cancelled/Forfeited	-	$-	-	-
Outstanding - December 31, 2022	54,660,034	$0.13	3.04	$319,000
Exercisable - December 31, 2022	54,660,034	$0.13	3.04	$319,000
Granted	-	$-	-	-
Exercised	(2,500,000)	$0.001	-	-
Cancelled/Forfeited	(3,699,320)	$0.08	-	-
Outstanding – March 31, 2023	48,460,714	$0.14	3.04	$439,500
Exercisable – March 31, 2023	48,460,714	$0.14	3.04	$439,500

Warrant activity for the years ended December 31, 2022 and 2021 are summarized as follows:

			Weighted
			Average
		Weighted	Remaining	Aggregate
Warrants	Number of Warrants	Average Exercise Price	Contractual Term (Years)	Intrinsic Value
Outstanding - December 31, 2020	49,120,917	$0.14	1.83	$3,013,010
Exercisable - December 31, 2020	49,120,917	$0.14	1.83	$3,013,010
Granted	8,500,000	$0.24	4.19	-
Exercised	(5,439,184)	$0.06	4	-
Cancelled/Forfeited	(4,209,456)	$0.07	-	-
Outstanding - December 31, 2021	48,972,279	$0.12	2.64	$1,248,452
Exercisable - December 31, 2021	48,972,279	$0.12	2.64	$1,248,452
Granted	16,785,714	$0.12	4.05	-
Exercised	(11,097,959)	$0.07	-	-
Cancelled/Forfeited	-	$-	-	-
Outstanding - December 31, 2022	54,660,034	$0.13	3.04	$319,000
Exercisable - December 31, 2022	54,660,034	$0.13	3.04	$319,000

SCHEDULE OF OPTIONS ACTIVITY

As of March 31, 2023, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.001	8,500,000	2.90	$439,500
$0.04	2,300,000	3.51	$-
$0.2299	8,250,000	1.96	$-
$0.16	3,125,000	2.70	$-
$0.25	8,000,000	2.98	$-
$0.1160	500,000	2.27	$-
$0.12	12,500,000	3.80	$-
$0.14	4,285,714	3.80	$-

For the year ended December 31, 2022, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.001	11,000,000	3.43	$319,000
$0.04	2,300,000	3.75	$-
$0.08	3,699,320	0.18	$-
$0.2299	8,250,000	2.21	$-
$0.16	3,125,000	2.95	$-
$0.25	8,000,000	3.23	$-
$0.1160	500,000	2.52	$-
$0.12	12,500,000	4.05	$-
$0.14	4,285,714	4.05	$-

For the year ended December 31, 2022, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.001	11,000,000	3.43	$321,000
$0.04	2,300,000	3.75	$-
$0.08	3,699,320	0.18	$-
$0.2299	8,250,000	2.21	$-
$0.16	3,125,000	2.95	$-
$0.25	8,000,000	3.23	$-
$0.1160	500,000	2.52	$-
$0.12	12,500,000	4.05	$-
$0.14	4,285,714	4.05	$-

For the year ended December 31, 2021, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.001	11,000,000	3.07	$913,900
$0.056	1,000,000	3.52	$27,900
$0.04	2,300,000	4.75	$100,970
$0.06	7,398,639	0.18	$176,827
$0.08	3,699,320	0.18	$14,427
$0.08	3,699,320	1.18	$14,427
$0.2299	8,250,000	3.21	$-
$0.16	3,125,000	4.95	$-
$0.25	8,000,000	4.23	$-
$0.1160	500,000	3.52	$-

Options activity for the years ended December 31, 2022 and 2021 are summarized as follows:

Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2020	27,340,000	$0.12	22.60	$-
Exercisable - December 31, 2020	27,340,000	$0.12	22.60	$-
Granted	2,500,000	$0.13	6.07	-
Exercised	(2,200,000)	$0.12	9.00	-
Cancelled/Forfeited	(837,500)	$0.12	6.00	-
Outstanding - December 31, 2021	26,802,500	$0.12	19.12	$-
Exercisable - December 31, 2021	26,802,500	$0.12	19.12	$-
Granted	-	$-	-	-
Exercised	-	$-	-	-
Cancelled/Forfeited	(282,500)	$0.12	5.00	-
Outstanding - December 31, 2022	26,520,000	$0.12	18.27	$-
Exercisable - December 31, 2022	26,520,000	$0.12	18.27	$-

SCHEDULE OF OPTIONS ACTIVITY

Options activity as of March 31, 2023 is summarized as follows:

Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Three months)	Aggregate Intrinsic Value
Outstanding - December 31, 2021	26,802,500	$0.12	19.12	$-
Exercisable - December 31, 2021	26,802,500	$0.12	19.12	$-
Granted	-	$-	-	-
Exercised	-	$-	-	-
Cancelled/Forfeited	(282,500)	$0.12	5.00	-
Outstanding - December 31, 2022	26,520,000	$0.12	18.27	$-
Granted	-	$-	-	-
Exercised	-	$-	-	-
Cancelled/Forfeited	-	$-	-	-
Outstanding – March 31, 2023	26,520,000	$0.12	18.02	$-
Exercisable – March 31, 2023	26,520,000	$0.12	18.02	$-

Options activity for the years ended December 31, 2022 and 2021 are summarized as follows:

Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2020	27,340,000	$0.12	22.60	$-
Exercisable - December 31, 2020	27,340,000	$0.12	22.60	$-
Granted	2,500,000	$0.13	6.07	-
Exercised	(2,200,000)	$0.12	9.00	-
Cancelled/Forfeited	(837,500)	$0.12	6.00	-
Outstanding - December 31, 2021	26,802,500	$0.12	19.12	$-
Exercisable - December 31, 2021	26,802,500	$0.12	19.12	$-
Granted	-	$-	-	-
Exercised	-	$-	-	-
Cancelled/Forfeited	(282,500)	$0.12	5.00	-
Outstanding - December 31, 2022	26,520,000	$0.12	18.27	$-
Exercisable - December 31, 2022	26,520,000	$0.12	18.27	$-

SCHEDULE OF OPTIONS OUTSTANDING

As of March 31, 2023, the following options were outstanding:

			Weighted Average
			Remaining
Exercise Price	Options Outstanding	Options Exercisable	Contractual Life (in Three months)

$0.115	-	26,520,000	18.02

For the year ended December 31, 2022, the following options were outstanding:

			Weighted Average
			Remaining
Exercise Price	Options Outstanding	Options Exercisable	Contractual Life (in Three months)

$0.115	-	26,520,000	18.52

For the year ended December 31, 2022, the following options were outstanding:

			Weighted Average
Exercise	Options	Options	Remaining
Price	Outstanding	Exercisable	Contractual Life (in Years)

$0.115	-	26,520,000	18.52

For the year ended December 31, 2021, the following options were outstanding:

			Weighted Average
Exercise	Options	Options	Remaining
Price	Outstanding	Exercisable	Contractual Life (in Years)

$0.115	-	26,802,500	19.11